COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Sep. 30, 2025 USD ($) item	Dec. 31, 2024 USD ($) item
COMMITMENTS AND CONTINGENCIES
Number of matters pending | item	0	0
Purchase obligations outstanding | $	$ 11.2	$ 8.9